Financial instruments and risk management - Credit risk (Details) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021 RUB (₽) customer	Dec. 31, 2020 RUB (₽)
Financial instruments and risk management
Number of major customers | customer	0
Credit risk
Financial instruments and risk management
Maximum exposure to credit risk	₽ 6,964,353	₽ 3,448,357
Number of major customers | customer	0
Credit risk | Trade receivables
Financial instruments and risk management
Maximum exposure to credit risk	₽ 141,125	61,028
Credit risk | Cash and cash equivalents..
Financial instruments and risk management
Maximum exposure to credit risk	6,523,228	3,367,610
Credit risk | Loans issued
Financial instruments and risk management
Maximum exposure to credit risk		₽ 19,719
Credit risk | Short-term investments
Financial instruments and risk management
Maximum exposure to credit risk	₽ 300,000